UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate High Income Fund

8/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par		Value ($)
Bonds – 124.9%
Aerospace – 1.7%
Bombardier, Inc., 6.3%, 2014 (n)		$215,000	$198,875
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		251,000	164,405
TransDigm Group, Inc., 7.75%, 2014		115,000	114,138
Vought Aircraft Industries, Inc., 8%, 2011		430,000	410,650

			$888,068

Airlines – 1.9%
American Airlines Pass-Through Trust, 6.817%, 2011		$75,000	$64,500
American Airlines, Inc., 10.375%, 2019		145,000	152,250
AMR Corp., 7.858%, 2011		265,000	253,075
Continental Airlines, Inc., 7.339%, 2014		524,000	406,100
Delta Air Lines, Inc., 7.111%, 2011		105,000	101,325

			$977,250

Apparel Manufacturers – 0.6%
Broder Brothers Co., 11.25%, 2010		$260,000	$65,000
Hanesbrands, Inc., FRN, 4.592%, 2014		220,000	188,650
Levi Strauss & Co., 9.75%, 2015		75,000	76,688

			$330,338

Asset Backed & Securitized – 6.0%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		$175,928	$112,608
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		600,000	375,901
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049		200,000	153,211
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2051		176,159	123,918
Banc of America Commercial Mortgage, Inc., FRN, 6.397%, 2051 (z)		450,000	33,289
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		275,000	50,117
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		197,320	134,378
CWCapital LLC, 5.223%, 2048		55,000	44,136
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		415,000	294,956
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		354,818	222,515
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		320,000	268,605
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049		1,169,622	222,029
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049		404,598	91,955
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049		250,617	61,554
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		155,000	33,255
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		155,000	32,776
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		450,000	291,061
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050		190,000	137,950
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		125,000	78,851
Wachovia Bank Commercial Mortgage Trust, FRN, 5.883%, 2047		250,000	41,209
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047		175,000	25,567
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051		450,000	290,095

			$3,119,936

Automotive – 3.8%
Accuride Corp., 8.5%, 2015 (d)		$195,000	$39,000
Allison Transmission, Inc., 11%, 2015 (n)		475,000	427,500
FCE Bank PLC, 7.125%, 2012	EUR	350,000	451,947
Ford Motor Credit Co. LLC, 9.75%, 2010		$205,000	206,983
Ford Motor Credit Co. LLC, 12%, 2015		310,000	322,726
Ford Motor Credit Co. LLC, 8%, 2016		140,000	122,660
Goodyear Tire & Rubber Co., 8.625%, 2011		107,000	108,070
Goodyear Tire & Rubber Co., 9%, 2015		194,000	196,910
Goodyear Tire & Rubber Co., 10.5%, 2016		65,000	69,387

			$1,945,183

Broadcasting – 5.7%
Allbritton Communications Co., 7.75%, 2012		$685,000	$585,675

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		$146,825	$43,693
CanWest MediaWorks LP, 9.25%, 2015 (d)(n)		380,000	41,800
Clear Channel Communications, Inc., 10.75%, 2016		95,000	41,325
Intelsat Jackson Holdings Ltd., 9.5%, 2016		480,000	493,200
Lamar Media Corp., 6.625%, 2015		260,000	232,700
Lamar Media Corp., “C”, 6.625%, 2015		295,000	258,125
LBI Media, Inc., 8.5%, 2017 (z)		150,000	82,500
LIN TV Corp., 6.5%, 2013		460,000	372,600
Local TV Finance LLC, 9.25%, 2015 (p)(z)		441,000	109,515
Newport Television LLC, 13%, 2017 (n)(p)		385,000	71,546
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		291,805	110,699
Nexstar Broadcasting Group, Inc., 7%, 2014		96,000	37,920
Univision Communications, Inc., 12%, 2014 (n)		95,000	99,750
Univision Communications, Inc., 9.75%, 2015 (n)(p)		625,000	369,375
Young Broadcasting, Inc., 8.75%, 2014 (d)		120,000	13

			$2,950,436

Brokerage & Asset Managers – 0.9%
Janus Capital Group, Inc., 6.95%, 2017		$275,000	$254,866
Nuveen Investments, Inc., 10.5%, 2015 (n)		250,000	187,500

			$442,366

Building – 2.8%
Associated Materials, Inc., 9.75%, 2012		$135,000	$120,825
Associated Materials, Inc., 11.25%, 2014		270,000	145,800
Building Materials Corp. of America, 7.75%, 2014		335,000	314,900
Nortek, Inc., 10%, 2013		325,000	302,250
Nortek, Inc., 8.5%, 2014		165,000	77,550
Owens Corning, 9%, 2019		290,000	300,789
Ply Gem Industries, Inc., 11.75%, 2013		165,000	137,775
USG Corp., 9.75%, 2014 (n)		45,000	46,237

			$1,446,126

Business Services – 2.9%
First Data Corp., 9.875%, 2015		$420,000	$359,100
Iron Mountain, Inc., 6.625%, 2016		185,000	174,825
Iron Mountain, Inc., 8.375%, 2021		135,000	134,156
SunGard Data Systems, Inc., 9.125%, 2013		365,000	361,350
SunGard Data Systems, Inc., 10.25%, 2015		377,000	373,230
Terremark Worldwide, Inc., 12%, 2017 (n)		95,000	99,869

			$1,502,530

Cable TV – 5.5%
Cablevision Systems Corp., 8%, 2012		$325,000	$332,313
CCO Holdings LLC, 8.75%, 2013		405,000	409,050
Charter Communications, Inc., 10.375%, 2014 (n)		140,000	141,750
Charter Communications, Inc., 12.875%, 2014 (n)		260,000	282,100
CSC Holdings, Inc., 8.5%, 2014 (n)		85,000	86,275
DirectTV Holdings LLC, 7.625%, 2016		635,000	668,337
Mediacom LLC, 9.5%, 2013		105,000	105,000
Mediacom LLC, 9.125%, 2019 (z)		60,000	59,400
Videotron LTEE, 6.875%, 2014		65,000	62,156
Virgin Media Finance PLC, 8.75%, 2014		180,000	182,700
Virgin Media Finance PLC, 8.75%, 2014	EUR	160,000	235,110
Virgin Media Finance PLC, 9.125%, 2016		$100,000	101,250
Virgin Media Finance PLC, 9.5%, 2016		200,000	205,500

			$2,870,941

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Chemicals – 3.1%
Dow Chemical Co., 8.55%, 2019		$175,000	$190,620
Huntsman International LLC, 6.875%, 2013 (n)	EUR	200,000	235,110
Innophos Holdings, Inc., 8.875%, 2014		$495,000	480,150
KI Holdings, Inc., 0% to 2009, 9.875% to 2014		340,000	323,000
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		145,000	139,200
Momentive Performance Materials, Inc., 11.5%, 2016		169,000	79,430
Nalco Co., 7.75%, 2011		53,000	53,000
Nalco Co., 8.875%, 2013		130,000	131,300

			$1,631,810

Construction – 0.2%
Lennar Corp., 12.25%, 2017 (n)		$80,000	$92,400

Consumer Products – 0.6%
ACCO Brands Corp., 7.625%, 2015		$80,000	$59,600
Jarden Corp., 7.5%, 2017		215,000	206,938
Visant Holding Corp., 8.75%, 2013		50,000	50,500

			$317,038

Consumer Services – 3.7%
Corrections Corp. of America, 6.25%, 2013		$175,000	$171,063
Corrections Corp. of America, 7.75%, 2017		50,000	49,375
GEO Group, Inc., 8.25%, 2013		210,000	208,950
KAR Holdings, Inc., 10%, 2015		400,000	368,000
KAR Holdings, Inc., FRN, 4.483%, 2014		100,000	82,500
Service Corp. International, 7.375%, 2014		50,000	49,000
Service Corp. International, 7%, 2017		785,000	733,975
Ticketmaster Entertainment, Inc., 10.75%, 2016		250,000	240,000

			$1,902,863

Containers – 2.0%
Crown Americas LLC, 7.625%, 2013		$215,000	$213,925
Graham Packaging Holdings Co., 9.875%, 2014		400,000	398,000
Greif, Inc., 6.75%, 2017		350,000	326,375
Owens-Brockway Glass Container, Inc., 8.25%, 2013		120,000	121,200

			$1,059,500

Defense Electronics – 0.9%
L-3 Communications Corp., 5.875%, 2015		$165,000	$154,275
L-3 Communications Corp., 6.375%, 2015		310,000	292,175

			$446,450

Electronics – 1.0%
Flextronics International Ltd., 6.25%, 2014		$144,000	$132,480
Freescale Semiconductor, Inc., 8.875%, 2014		325,000	219,375
Jabil Circuit, Inc., 7.75%, 2016		75,000	73,781
Spansion, Inc., 11.25%, 2016 (d)(n)		145,000	99,325

			$524,961

Energy - Independent – 7.7%
Berry Petroleum Co., 10.25%, 2014		$150,000	$156,562
Chaparral Energy, Inc., 8.875%, 2017		220,000	147,400
Chesapeake Energy Corp., 7%, 2014		114,000	108,300
Chesapeake Energy Corp., 9.5%, 2015		80,000	81,600
Chesapeake Energy Corp., 6.375%, 2015		535,000	487,519
Forest Oil Corp., 8.5%, 2014 (n)		60,000	60,300
Forest Oil Corp., 7.25%, 2019		270,000	253,800
Hilcorp Energy I LP, 9%, 2016 (n)		285,000	272,175
Mariner Energy, Inc., 8%, 2017		300,000	265,500
McMoRan Exploration Co., 11.875%, 2014		175,000	169,313

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Newfield Exploration Co., 6.625%, 2014	$155,000	$149,575
OPTI Canada, Inc., 8.25%, 2014	225,000	146,250
Penn Virginia Corp., 10.375%, 2016	215,000	226,287
Petrohawk Energy Corp., 10.5%, 2014 (n)	140,000	149,800
Plains Exploration & Production Co., 7%, 2017	350,000	322,000
Quicksilver Resources, Inc., 8.25%, 2015	190,000	178,600
Quicksilver Resources, Inc., 7.125%, 2016	245,000	203,350
Range Resources Corp., 8%, 2019	240,000	244,800
SandRidge Energy, Inc., 9.875%, 2016 (n)	75,000	75,000
SandRidge Energy, Inc., 8%, 2018 (n)	320,000	289,600

		$3,987,731

Entertainment – 1.4%
AMC Entertainment, Inc., 11%, 2016	$325,000	$336,375
AMC Entertainment, Inc., 8.75%, 2019	250,000	248,125
Cinemark USA, Inc., 8.625%, 2019 (n)	140,000	141,400

		$725,900

Financial Institutions – 2.6%
GMAC LLC, 6.875%, 2011 (n)	$973,000	$897,592
GMAC LLC, 7%, 2012 (n)	105,000	94,237
GMAC LLC, 6.75%, 2014 (n)	145,000	118,900
GMAC LLC, 8%, 2031 (n)	189,000	146,002
International Lease Finance Corp., 5.625%, 2013	145,000	111,482

		$1,368,213

Food & Beverages – 2.5%
ARAMARK Corp., 8.5%, 2015	$430,000	$417,100
B&G Foods, Inc., 8%, 2011	325,000	325,000
Dean Foods Co., 7%, 2016	250,000	233,750
Del Monte Corp., 6.75%, 2015	335,000	324,950

		$1,300,800

Forest & Paper Products – 3.0%
Abitibi-Consolidated, Inc., 8.375%, 2015 (d)	$380,000	$41,800
Bowater, Inc., 6.5%, 2013 (d)	500,000	92,500
Cellu Tissue Holdings, Inc., 11.5%, 2014 (z)	235,000	245,575
Georgia-Pacific Corp., 7.125%, 2017 (n)	190,000	182,400
Georgia-Pacific Corp., 8%, 2024	425,000	395,250
Graphic Packaging International Corp., 9.5%, 2013	285,000	285,713
Jefferson Smurfit Corp., 8.25%, 2012 (d)	125,000	78,438
Millar Western Forest Products Ltd., 7.75%, 2013	375,000	202,969
Smurfit-Stone Container Corp., 8%, 2017 (d)	82,000	50,840

		$1,575,485

Gaming & Lodging – 8.9%
American Casino & Entertainment, 11%, 2014 (z)	$140,000	$116,550
Ameristar Casinos, Inc., 9.25%, 2014 (n)	115,000	117,587
Boyd Gaming Corp., 6.75%, 2014	385,000	335,431
Circus & Eldorado Joint Venture, 10.125%, 2012	300,000	247,500
Firekeepers Development Authority, 13.875%, 2015 (n)	335,000	340,025
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	695,000	24,325
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	155,000	157,712
Harrah’s Operating Co., Inc., 10%, 2018 (n)	690,000	483,000
Harrah’s Operating Co., Inc., 10%, 2018 (n)	164,000	114,800
Host Hotels & Resorts, Inc., 7.125%, 2013	115,000	111,263
Host Hotels & Resorts, Inc., 6.75%, 2016	160,000	148,800
Host Hotels & Resorts, Inc., 9%, 2017 (n)	340,000	346,800
MGM Mirage, 6.75%, 2013	230,000	174,800

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
MGM Mirage, 5.875%, 2014		$90,000	$64,800
MGM Mirage, 10.375%, 2014 (n)		40,000	42,100
MGM Mirage, 7.5%, 2016		165,000	117,975
MGM Mirage, 11.125%, 2017 (n)		105,000	113,662
Penn National Gaming, Inc., 8.75%, 2019 (z)		40,000	39,700
Pinnacle Entertainment, Inc., 7.5%, 2015		810,000	704,700
Royal Caribbean Cruises Ltd., 7%, 2013		125,000	110,937
Royal Caribbean Cruises Ltd., 11.875%, 2015		145,000	151,525
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		55,000	55,275
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		100,000	90,500
Station Casinos, Inc., 6%, 2012 (d)		245,000	77,481
Station Casinos, Inc., 6.875%, 2016 (d)		715,000	25,025
Station Casinos, Inc., 6.625%, 2018 (d)		875,000	30,625
Wyndham Worldwide Corp., 6%, 2016		290,000	252,631

			$4,595,529

Industrial – 1.3%
Baldor Electric Co., 8.625%, 2017		$175,000	$174,125
JohnsonDiversey, Inc., 9.625%, 2012	EUR	100,000	136,192
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$360,000	365,400

			$675,717

Insurance - Property & Casualty – 0.9%
USI Holdings Corp., 9.75%, 2015 (z)		$575,000	$469,344

Machinery & Tools – 0.5%
Case New Holland, Inc., 7.125%, 2014		$215,000	$205,325
Rental Service Corp., 9.5%, 2014		65,000	58,175

			$263,500

Major Banks – 1.6%
Bank of America Corp., 8% to 2018, FRN to 2049		$415,000	$363,362
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		470,000	447,919

			$811,281

Medical & Health Technology & Services – 9.0%
Biomet, Inc., 10%, 2017		$135,000	$141,750
Biomet, Inc., 11.625%, 2017		405,000	428,287
Community Health Systems, Inc., 8.875%, 2015		435,000	436,631
Cooper Cos., Inc., 7.125%, 2015		120,000	112,950
DaVita, Inc., 7.25%, 2015		395,000	381,175
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		165,000	179,025
HCA, Inc., 6.375%, 2015		285,000	249,375
HCA, Inc., 9.25%, 2016		875,000	885,938
HCA, Inc., 8.5%, 2019 (n)		160,000	162,000
Psychiatric Solutions, Inc., 7.75%, 2015		290,000	272,600
U.S. Oncology, Inc., 10.75%, 2014		315,000	318,938
U.S. Oncology, Inc., FRN, 6.903%, 2012 (p)		295,000	240,110
Universal Hospital Services, Inc., 8.5%, 2015 (p)		400,000	386,000
VWR Funding, Inc., 11.25%, 2015 (p)		525,000	443,625

			$4,638,404

Metals & Mining – 3.8%
Arch Coal, Inc., 8.75%, 2016 (n)		$100,000	$100,000
Arch Western Finance LLC, 6.75%, 2013		255,000	243,525
FMG Finance Ltd., 10.625%, 2016 (n)		300,000	322,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		730,000	761,025
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015		120,000	115,961
Peabody Energy Corp., 7.375%, 2016		405,000	405,000

			$1,948,011

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Municipals – 1.3%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011		$575,000	$404,858
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046		410,000	260,969

			$665,827

Natural Gas - Distribution – 1.4%
AmeriGas Partners LP, 7.125%, 2016		$345,000	$330,338
Inergy LP, 6.875%, 2014		450,000	420,750

			$751,088

Natural Gas - Pipeline – 4.5%
Atlas Pipeline Partners LP, 8.125%, 2015		$175,000	$143,500
Atlas Pipeline Partners LP, 8.75%, 2018		250,000	203,750
Colorado Interstate Gas Co., 6.8%, 2015		91,000	100,191
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		115,000	117,516
El Paso Corp., 6.875%, 2014		325,000	317,037
El Paso Corp., 8.25%, 2016		155,000	156,550
El Paso Corp., 7.25%, 2018		295,000	279,433
MarkWest Energy Partners LP, 6.875%, 2014 (n)		210,000	191,100
MarkWest Energy Partners LP, 8.75%, 2018		40,000	38,000
Williams Cos., Inc., 8.125%, 2012		140,000	150,368
Williams Cos., Inc., 7.75%, 2031		215,000	218,738
Williams Partners LP, 7.25%, 2017		400,000	392,116

			$2,308,299

Network & Telecom – 6.8%
Cincinnati Bell, Inc., 8.375%, 2014		$455,000	$441,350
Cincinnati Bell, Inc., 7%, 2015		395,000	371,300
Citizens Communications Co., 9.25%, 2011		265,000	278,913
Citizens Communications Co., 7.875%, 2027		325,000	281,125
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	240,000	359,547
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)		$225,000	202,500
Qwest Communications International, Inc., 7.25%, 2011		290,000	285,650
Qwest Communications International, Inc. “ B”, 7.5%, 2014		250,000	241,250
Qwest Corp., 7.875%, 2011		125,000	127,500
Qwest Corp., 7.5%, 2014		145,000	143,731
Qwest Corp., 8.375%, 2016 (n)		105,000	106,050
Windstream Corp., 8.625%, 2016		675,000	677,531

			$3,516,447

Precious Metals & Minerals – 0.9%
Teck Resources Ltd., 9.75%, 2014		$105,000	$113,400
Teck Resources Ltd., 10.75%, 2019		300,000	341,625

			$455,025

Printing & Publishing – 1.7%
American Media Operations, Inc., 9%, 2013 (p)(z)		$24,622	$13,160
American Media Operations, Inc., 14%, 2013 (p)(z)		257,074	133,050
Dex Media West LLC, 9.875%, 2013 (d)		978,000	205,380
Idearc, Inc., 8%, 2016 (d)		317,000	24,171
Morris Publishing, 7%, 2013 (d)		310,000	20,925
Nielsen Finance LLC, 10%, 2014		205,000	193,725
Nielsen Finance LLC, 11.5%, 2016		150,000	149,250
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		175,000	122,500
Tribune Co., 5.25%, 2015 (d)		160,000	11,200

			$873,361

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015		$100,000	$99,000

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Real Estate – 0.4%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)		$180,000	$187,200

Retailers – 3.8%
Couche-Tard, Inc., 7.5%, 2013		$70,000	$70,000
Dollar General Corp., 11.875%, 2017 (p)		120,000	134,700
General Nutrition Centers, Inc., FRN, 6.403%, 2014 (p)		205,000	178,863
Limited Brands, Inc., 5.25%, 2014		155,000	140,135
Macy’s Retail Holdings, Inc., 5.35%, 2012		70,000	66,500
Macy’s Retail Holdings, Inc., 5.75%, 2014		300,000	271,432
Neiman Marcus Group, Inc., 10.375%, 2015		350,000	260,750
Rite Aid Corp., 9.75%, 2016 (n)		140,000	148,050
Rite Aid Corp., 7.5%, 2017		155,000	129,425
Sally Beauty Holdings, Inc., 10.5%, 2016		275,000	285,312
Toys “R” Us, Inc., 10.75%, 2017 (n)		280,000	284,200

			$1,969,367

Specialty Chemicals – 1.2%
Ashland, Inc., 9.125%, 2017 (n)		$340,000	$357,000
INVISTA, 9.25%, 2012 (n)		285,000	279,656

			$636,656

Specialty Stores – 0.6%
Payless ShoeSource, Inc., 8.25%, 2013		$295,000	$287,625

Supermarkets – 0.4%
SUPERVALU, Inc., 8%, 2016		$215,000	$211,506

Telecommunications - Wireless – 4.2%
Cricket Communications, Inc., 7.75%, 2016 (n)		$135,000	$130,950
Crown Castle International Corp., 9%, 2015		215,000	223,600
Crown Castle International Corp., 7.75%, 2017 (n)		105,000	106,050
MetroPCS Wireless, Inc., 9.25%, 2014		150,000	147,188
Nextel Communications, Inc., 6.875%, 2013		200,000	179,000
NII Holdings, Inc., 10%, 2016 (z)		85,000	84,150
SBA Communications Corp., 8%, 2016 (n)		80,000	79,800
SBA Communications Corp., 8.25%, 2019 (n)		65,000	65,325
Sprint Nextel Corp., 8.375%, 2012		290,000	290,363
Sprint Nextel Corp., 8.375%, 2017		100,000	95,250
Sprint Nextel Corp., 8.75%, 2032		400,000	332,000
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		415,000	446,125

			$2,179,801

Telephone Services – 0.6%
Embarq Corp., 7.995%, 2036		$160,000	$164,660
Frontier Communications Corp., 8.25%, 2014		160,000	158,800

			$323,460

Tobacco – 1.6%
Alliance One International, Inc., 10%, 2016 (n)		$200,000	$197,500
Alliance One International, Inc., 10%, 2016 (z)		80,000	79,000
Altria Group, Inc., 9.7%, 2018		140,000	171,254
Reynolds American, Inc., 7.625%, 2016		345,000	363,986

			$811,740

Transportation - Services – 2.4%
Commercial Barge Line Co., 12.5%, 2017 (n)		$185,000	$182,225
Eurocar Groupe S.A., FRN, 4.373%, 2013 (n)	EUR	300,000	350,515
Hertz Corp., 8.875%, 2014		$555,000	531,413
Quality Distribution, Inc., 9%, 2010		265,000	159,000

			$1,223,153

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 6.4%
AES Corp., 8%, 2017	$430,000	$411,725
Calpine Corp., 8%, 2016 (n)	165,000	164,175
Dynegy Holdings, Inc., 7.5%, 2015	170,000	137,700
Dynegy Holdings, Inc., 7.125%, 2018	540,000	359,100
Edison Mission Energy, 7%, 2017	300,000	229,125
Mirant North America LLC, 7.375%, 2013	340,000	326,400
NRG Energy, Inc., 7.375%, 2016	665,000	635,906
NRG Energy, Inc., 7.375%, 2017	245,000	233,363
RRI Energy, Inc., 7.875%, 2017	188,000	166,850
Texas Competitive Electric Holdings LLC, 10.25%, 2015	1,010,000	669,125

		$3,333,469

Total Bonds		$64,641,135

Floating Rate Loans (g)(r) – 6.7%
Aerospace – 0.7%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.59%, 2014	$27,154	$20,241
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.37%, 2014	460,079	342,951

		$363,192

Automotive – 1.2%
Federal-Mogul Corp., Term Loan B, 2.21%, 2014	$269,700	$204,298
Ford Motor Co., Term Loan B, 3.49%, 2013	494,572	428,547
Mark IV Industries, Inc., Second Lien Term Loan, 9.85%, 2011 (d)	306,318	3,829

		$636,674

Broadcasting – 0.6%
Gray Television, Inc., Term Loan, 3.78%, 2014	$110,572	$79,750
Local TV LLC, Term Loan B, 2013 (o)	15,630	10,680
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	109,414	53,339
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	308,618	150,451

		$294,220

Building – 0.1%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$30,360	$27,703

Business Services – 0.6%
First Data Corp., Term Loan B-1, 3.01%, 2014	$370,444	$308,626

Cable TV – 0.3%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$140,822	$130,700

Electronics – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.03%, 2013	$105,079	$78,415

Gaming & Lodging – 0.4%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.87%, 2014	$525,000	$107,625
MGM Mirage, Term Loan, 2011 (o)	147,468	124,906

		$232,531

Printing & Publishing – 0.3%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$410,906	$161,052

Retailers – 0.1%
Toys “R” Us, Inc., Term Loan B, 4.51%, 2012	$74,511	$71,025

Specialty Chemicals – 0.5%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$37,413	$38,746
LyondellBasell, DIP Term Loan B-3, 5.8%, 2014	37,376	34,511
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.76%, 2014 (o)	6,624	3,201
LyondellBasell, Dutch Tranche Term Loan, 3.76%, 2014 (o)	15,386	7,437
LyondellBasell, German Tranche Term Loan B-1, 4.01%, 2014 (o)	19,016	9,191
LyondellBasell, German Tranche Term Loan B-2, 4.01%, 2014 (o)	19,016	9,191

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Specialty Chemicals – continued
LyondellBasell, German Tranche Term Loan B-3, 4.01%, 2014 (o)			$19,016	$9,191
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.76%, 2014 (o)			24,839	12,005
LyondellBasell, U.S. Tranche Term Loan, 3.76%, 2014 (o)			47,325	22,873
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)			82,515	39,882
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)			82,515	39,882
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)			82,515	39,882

				$265,992

Specialty Stores – 0.5%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013			$270,982	$239,057

Utilities - Electric Power – 1.3%
Calpine Corp., Term Loan, 3.47%, 2014			$197,202	$180,964
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.76%, 2014			666,167	504,146

				$685,110

Total Floating Rate Loans				$3,494,297

Common Stocks – 1.2%
Cable TV – 0.6%
Cablevision Systems Corp., “A”			4,000	$89,360
Comcast Corp., “A”			10,800	165,456
Time Warner Cable, Inc.			1,300	47,996

				$302,812

Energy - Integrated – 0.1%
Chevron Corp.			900	$62,946

Gaming & Lodging – 0.2%
Ameristar Casinos, Inc.			2,100	$34,881
Pinnacle Entertainment, Inc. (a)			8,100	75,978

				$110,859

Printing & Publishing – 0.1%
American Media, Inc. (a)			4,713	$6,315
World Color Press, Inc. (a)			1,522	12,191

				$18,506

Telephone Services – 0.2%
Windstream Corp.			10,900	$93,413

Trucking – 0.0%
Quality Distribution, Inc. (a)(z)			2,687	$10,211

Total Common Stocks				$598,747

Preferred Stocks – 0.6%
Financial Institutions – 0.2%
Preferred Blocker, Inc., 7% (z)			229	$106,535

Major Banks – 0.4%
Bank of America Corp., 8.625%			8,300	$186,750

Total Preferred Stocks				$293,285

	Strike Price	First Exercise
Warrants – 0.0%
Cable TV – 0.0%
SIRIUS XM Radio, Inc. (1share for 1 warrant) (a)	$9.83	9/16/00	600	$150

Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	863	$854
World Color Press, Inc. (1 share for 1 warrant) (a)	13.00	8/26/09	863	1,079

				$1,933

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

	Strike Price		First Exercise
Warrants – continued
Telephone Services – 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	350	$0

Total Warrants					$2,083

Issuer				Shares/Par	Value ($)
Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value				659,768	$659,768

Total Investments					$69,689,315

Other Assets, Less Liabilities – (34.7)%					(17,946,015)

Net Assets – 100.0%					$51,743,300

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,413,237, representing 22.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alliance One International, Inc., 10%, 2016	8/12/09	$78,003	$79,000
American Casino & Entertainment, 11%, 2014	8/11/09	116,368	116,550
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	132,931	133,050
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	15,087	13,160
Banc of America Commercial Mortgage, Inc., FRN, 6.397%, 2051	6/19/08	325,497	33,289
Bonten Media Acquisition Co., 9%, 2015	6/26/09	35,513	43,693
Cellu Tissue Holdings, Inc., 11.5%, 2014	5/19/09	226,780	245,575
Jazztel PLC (Warrants)	11/29/00	602	—
LBI Media, Inc., 8.5%, 2017	7/18/07	147,525	82,500
Local TV Finance LLC, 9.25%, 2015	5/02/07 - 6/01/09	441,525	109,515
Mediacom LLC, 9.125%, 2019	8/11/09	58,575	59,400
NII Holdings, Inc., 10%, 2016	8/13/09	82,941	84,150
Orascom Telecom Finance S.C.A., 7.875%, 2014	2/01/07	225,000	202,500
Penn National Gaming, Inc., 8.75%, 2019	8/10/09	40,000	39,700
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	176,330	106,535
Quality Distribution, Inc.	12/28/06	—	10,211
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	548,500	469,344

Total Restricted Securities			$1,828,172
% of Net Assets			3.5%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR    Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$781,115	$106,685	$6,315	$894,115
Municipal Bonds	—	665,827	—	665,827
Corporate Bonds	—	56,120,099	—	56,120,099
Commercial Mortgage-Backed Securities	—	3,119,936	—	3,119,936
Foreign Bonds	—	4,617,757	—	4,617,757
Floating Rate Loans	—	3,494,297	—	3,494,297
Other Fixed Income Securities	—	117,516	—	117,516
Mutual Funds	659,768	—	—	659,768

Total Investments	$1,440,883	$68,242,117	$6,315	$69,689,315

Other Financial Instruments
Forward Currency Contracts	$—	$(29,187)	$—	$(29,187)

For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation	(3,771)
Net purchases (sales)	10,086
Transfers in and/or out of Level 3	—

Balance as of 8/31/09	$6,315

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$80,366,004

Gross unrealized appreciation	$2,416,978
Gross unrealized depreciation	(13,093,667)

Net unrealized appreciation (depreciation)	$(10,676,689)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(3) Derivative Contracts at 8/31/09

Forward Foreign Currency Exchange Contracts at 8/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	UBS AG	142,022	9/17/09	$202,114	$203,606	$1,492
Liability Derivatives
SELL	EUR	HSBC Bank	336,000	9/17/09	$473,241	$481,697	$(8,456)
SELL	EUR	UBS AG	904,662	9/17/09	1,274,723	1,296,946	(22,223)

							$(30,679)

At August 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	12,176,902	(11,517,134)	659,768

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,565	$659,768

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.